Filed pursuant to Rule 497(e)
Registration No. 033-48907

BMO FUNDS, INC.

BMO Low Volatility Equity Fund

BMO TCH Intermediate Income Fund

(each, a “Fund”)

Supplement dated May 19, 2015 to the Prospectus dated December 29, 2014, as supplemented February 6, 2015, February 9, 2015, April 7, 2015, April 21, 2015, and May 18, 2015 and the Statement of Additional Information dated December 29, 2014, as supplemented February 9, 2015, April 7, 2015, and April 21, 2015

At a Special Meeting of Shareholders (the “Meeting”) held on May 18, 2015, Class Y shareholders of each Fund approved an amendment to the Articles of Incorporation, as amended, of BMO Funds, Inc. to redesignate and convert the Class Y shares into Class A shares and to terminate the Class Y shares of each Fund, pursuant to a plan of redesignation and conversion (the “Conversion”). Upon the Conversion, each Class Y shareholder received Class A shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of Class Y shares of the Fund held by that Class Y shareholder.

Accordingly, all references to Class Y shares of each Fund are hereby deleted from the Prospectus and Statement of Additional Information.

BMO Low Volatility Equity Fund

The information in the Prospectus under “Fund Summary – BMO Low Volatility Equity Fund – Fund Performance” is replaced with the following:

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar year 2013)(1)

*The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 7.82%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	13.46%
Worst quarter	6/30/2013	2.04%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 9/28/12)(2)
Return Before Taxes	27.36%	19.37%
Return After Taxes on Distributions	26.57%	18.78%
Return After Taxes on Distributions and Sale of Fund Shares	15.83%	14.70%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	25.83%
LLCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	31.82%	25.42%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Lipper Large-Cap Core Funds Index (LLCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

BMO TCH Intermediate Income Fund

The information in the Prospectus under “Fund Summary – BMO TCH Intermediate Income Fund – Fund Performance” is replaced with the following:

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2008-2013)(1)

*The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 3.43%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.59%
Worst quarter	12/31/2008	(7.71)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	Since Inception
Class I (Inception 5/31/07)(2)
Return Before Taxes	0.09%	8.94%	5.09%
Return After Taxes on Distributions	(0.57)%	7.98%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	(0.05)%	6.66%	3.49%
BIGCBI (reflects no deduction of fees, expenses or taxes)	(0.86)%	3.96%	4.68%
LSIDF (reflects deduction of fees and no deduction for sales charges or taxes)	(0.15)%	5.22%	4.15%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Barclays U.S. Intermediate Government/Credit Bond Index (BIGCBI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between one and ten years.

The Lipper Short-Intermediate Investment-Grade Debt Funds Index (LSIDF) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus and Statement of Additional Information for future reference.

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